Supplementary Financial Statements Information (Tables)	6 Months Ended
Jun. 30, 2017
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents, Currencies
The Company’s cash and cash equivalent balance at June 30, 2017 and December 31, 2016 is denominated in the following currencies:

	June 30,	December 31,
	2017	2016
	U.S. Dollars (in thousands)
US Dollars	22,617	15,209
New Israeli Shekels	2,796	1,054
Chinese RMB	877	1,211
Euro	349	1,548
Other currencies	483	718

	27,122	19,740

Schedule of Inventories
	June 30,	December 31,
	2017	2016
	U.S. Dollars (in thousands)
Components	9,155	8,047
Work in process	6,791	5,179
Finished products (including systems at customer locations not yet sold)	6,125	4,882

	22,071	18,108

Balance Sheet Presentation of Inventories
	June 30,	December, 31
	2017	2016
	U.S. Dollars (in thousands)
Current assets	20,681	16,647
Long-term assets	1,390	1,461

	22,071	18,108

Other Current Assets
	June 30,	December 31,
	2017	2016
	U.S. Dollars (in thousands)
Prepaid expenses	441	280
Advances to suppliers	507	12
Due from Government institutions	341	1,741
Other	217	6

	1,506	2,039

Schedule of Property, Plant and Equipment, Net
	June 30,	December, 31
	2017	2016
	U.S. Dollars (in thousands)
Land	863	863
Building	12,528	11,109
Machinery and equipment	6,358	5,519
Office furniture and equipment	1,048	798
Computer equipment and software	4,054	3,749
Automobiles	87	87
Leasehold improvements	493	490
	25,431	22,615

Less accumulated depreciation	(9,813)	(8,890)

	15,618	13,725

Schedule of Intangible Assets, Net
	June 30,	December, 31
	2017	2016
	U.S. Dollars (in thousands)
Patent registration costs	1,448	1,429

Accumulated amortization and impairment	974	910

Total intangible asset, net	474	519

Schedule of Other Current Liabilities
	June 30,	December, 31
	2017	2016
	U.S. Dollars (in thousands)
Liability in respect of settlement	13,000	-
Accrued employee compensation and related benefits	5,474	5,547
Commissions	4,791	4,177
Advances from customers and deferred revenues	2,540	1,418
Accrued warranty costs	1,670	1,715
Accrued expenses	1,058	1,102
Government institutions	775	763

	29,308	14,722